As filed with the Securities and Exchange Commission on June 28, 2005

                                                 File Nos. 33-75116 and 811-8352

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

 Pre-Effective Amendment No.__                                       [ ]

 Post-Effective Amendment No. 24                                     [X]
                              --
                                     AND/OR

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

 Amendment No. 24                                                    [X]
               --

                                   LKCM FUNDS
                           (Exact Name of Registrant)

                       c/o Luther King Capital Management
                         301 Commerce Street, Suite 1600
                             Fort Worth, Texas 76102
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (817) 332-3235

                              --------------------

                       c/o U.S. Bancorp Fund Services, LLC
                   615 E. Michigan Street, Milwaukee, WI 53202
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

                         ------------------------------


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[X]   on JULY 11, 2005 pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                                EXPLANATORY NOTE
        DESIGNATION OF NEW EFFECTIVE DATE FOR PREVIOUSLY FILED AMENDMENT


Post-Effective Amendment No. 21 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on April 15, 2005 and pursuant to Rule 485(a)(1) would become effective 75 days thereafter.

This Post-Effective Amendment No. 24 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 11, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B and C of the Amendment.



================================================================================


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on the 28th day of June, 2005.


By:  /s/ J. Luther King, Jr.
     -----------------------
J. Luther King, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

NAME                            TITLE                      DATE
----                            -----                      ----


/s/ J. Luther King, Jr.
-----------------------         Trustee, President         June 28, 2005
J. Luther King, Jr.             and Chief Executive
                                Officer

/s/ H. Kirk Downey
-----------------------         Chairman                   June 28, 2005
H. Kirk Downey


Earle A. Shields, Jr. *
-----------------------         Trustee                    June 28, 2005
Earle A. Shields, Jr.


/s/ Jacqui Brownfield
----------------------          Vice President,            June 28, 2005
Jacqui Brownfield               Treasurer and Secretary


*/s/ Jacqui Brownfield
------------------------
By Jacqui Brownfield,

Attorney-in-fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.